February 5, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

Re: Calvert Social Index Series, Inc.
333-34122 and 811-09877

In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

(1) the form of prospectus that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (effective February 2, 2004); and

(2) the text of the most recent registration statement (effective February 2, 2003) has been filed electronically.

If you have questions or require further information, please contact me at 301-951-4881.

Sincerely,

/s/Edith Lillie

Edith Lillie
Registration Manager